EQUITY - Operations with non-controlling interests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effects of changes in ownership interests in subsidiaries
Effect of interest changes in subsidiaries	R$ 12,776	R$ (1,586)	R$ (85,477)
Total Parent company's interest
Effects of changes in ownership interests in subsidiaries
Effect of interest changes in subsidiaries	0	0	6
Non-controlling interests
Effects of changes in ownership interests in subsidiaries
Other changes	12,776	(1,586)	(85,483)
Effect of interest changes in subsidiaries	R$ 12,776	R$ (1,586)	R$ (85,483)